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                         CLASS A AND CLASS B SHARES OF

                           AIM WORLDWIDE GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998


         The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Worldwide Growth Fund ("Worldwide Growth Fund"), a series of AIM Growth Series, would transfer substantially all of its assets to AIM Global Growth Fund ("Global Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Worldwide Growth Fund would receive shares of Global Growth Fund in exchange for their shares of Worldwide Growth Fund, and Worldwide Growth Fund would cease operations. Like Worldwide Growth Fund, Global Growth Fund seeks long-term growth of capital. Global Growth Fund seeks to achieve its objective by investing in a diversified portfolio of global (i.e., U.S. and foreign) equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

         The Plan requires the approval of Worldwide Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Worldwide Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                            September 28, 1998


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                            ADVISOR CLASS SHARES OF

                           AIM WORLDWIDE GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998


         The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Worldwide Growth Fund ("Worldwide Growth Fund"), a series of AIM Growth Series, would transfer substantially all of its assets to AIM Global Growth Fund ("Global Growth Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Worldwide Growth Fund would receive shares of Global Growth Fund in exchange for their shares of Worldwide Growth Fund, and Worldwide Growth Fund would cease operations. Like Worldwide Growth Fund, Global Growth Fund seeks long-term growth of capital. Global Growth Fund seeks to achieve its objective by investing in a diversified portfolio of global (i.e., U.S. and foreign) equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

         The Plan requires the approval of Worldwide Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Worldwide Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                            September 28, 1998